Parent Company Only Financial Statements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Other assets	$ 15,195,000	$ 14,265,000
Total Assets	770,477,000	790,738,000
Liabilities and Equity:
Subordinated debentures	13,403,000	13,403,000
Other liabilities	5,339,000	3,982,000
Equity	83,543,000	77,273,000	70,732,000
Total liabilities and equity	770,477,000	790,738,000
Income:
Other income	87,000	0
Expense:
Total interest expense	7,424,000	9,231,000
Income before income tax expense	12,311,000	13,728,000
Provision for income taxes	4,242,000	5,524,000
Net income attributable to Company	7,313,000	7,272,000
Preferred stock dividend and discount accretion	1,012,000	1,000,000
Net income available to common shareholders	6,301,000	6,272,000
Cash Flows from Operating Activities
Net income	8,069,000	8,204,000
Changes in operating assets and liabilities:
Increase in accrued interest payable and other accrued liabilities	1,162,000	(451,000)
Net cash provided by operating activities	17,284,000	17,484,000
Cash Flows from Investing Activities
Net cash used in investing activities	(21,159,000)	(3,134,000)
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	16,288,000
Payment of dividend on preferred stock	(815,000)	(815,000)
Net cash (used in) provided by financing activities	(29,487,000)	38,250,000
Increase/(decrease) in cash and cash equivalents	(33,362,000)	52,600,000
Cash and Cash Equivalents, January 1,	110,228,000	57,628,000
Cash and Cash Equivalents, December 31,	76,866,000	110,228,000
Parent Company [Member]
Assets:
Cash	53,000	257,000
Investments in subsidiaries	97,114,000	90,116,000
Other assets	5,000	5,000
Total Assets	97,172,000	90,378,000
Liabilities and Equity:
Subordinated debentures	13,403,000	13,403,000
Other liabilities	132,000	136,000
Equity	83,637,000	77,224,000
Total liabilities and equity	97,172,000	90,763,000
Income:
Dividends from bank subsidiary	996,000	1,600,000
Expense:
Interest on subordinated debentures	282,000	256,000
Other expenses	269,000	295,000
Total interest expense	551,000	551,000
Income before income tax expense	532,000	1,049,000
Provision for income taxes	0	0
Equity in undistributed income of subsidiaries	6,781,000	6,223,000
Net income attributable to Company	7,313,000	7,272,000
Preferred stock dividend and discount accretion	1,012,000	1,000,000
Net income available to common shareholders	6,301,000	6,272,000
Cash Flows from Operating Activities
Net income	7,313,000	7,272,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(6,781,000)	(6,223,000)
Changes in operating assets and liabilities:
Decrease (increase) in other assets	48,000	(93,000)
Increase in accrued interest payable and other accrued liabilities	(4,000)	(28,000)
Net cash provided by operating activities	576,000	928,000
Cash Flows from Investing Activities
Net cash used in investing activities	0	0
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	35,000	0
Payment of dividend on preferred stock	(815,000)	(815,000)
Net cash (used in) provided by financing activities	(780,000)	(815,000)
Increase/(decrease) in cash and cash equivalents	(204,000)	113,000
Cash and Cash Equivalents, January 1,	257,000	144,000
Cash and Cash Equivalents, December 31,	$ 53,000	$ 257,000